11 Contract assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	R$ 3,433,230
Effect of acquisition of control of Costa Oeste and Marumbi		R$ 66,775
Transfers to intangible assets	(26,789)	(28,742)	R$ (42,740)
Loss on disposal	(7,949)	(9,762)
Contract assets, ending	4,051,384	3,433,230
Power Distribution Service Concession [Member]
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	640,500
Transfers from intangible assets		688,346
Acquisitions	1,021,644	797,832
Provision for legal claims added to the cost of the works	1,823	4,320
Transfers to intangible assets	(678,680)	(668,022)
Transfers to accounts receivable related to concession	(28,987)	(66,380)
Loss on disposal	(7,949)	(8,832)
Contract assets, ending	844,284	640,500
Power Distribution Service Concession [Member] | Special Liabilities [Member]
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	(24,255)
Transfers from intangible assets		(26,100)
Acquisitions
Customers contributions	(106,764)
Provision for legal claims added to the cost of the works
Transfers to intangible assets	93,164	107,679
Transfers to accounts receivable related to concession	4,088	930
Loss on disposal
Contract assets, ending	(31,070)	(24,255)
Power Distribution Service Concession [Member] | Assets [Member]
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	664,755
Transfers from intangible assets		714,446
Acquisitions	1,021,644	797,832
Customers contributions
Provision for legal claims added to the cost of the works	1,823	4,320
Transfers to intangible assets	(771,844)	(775,701)
Transfers to accounts receivable related to concession	(33,075)	(67,310)
Loss on disposal	(7,949)	(8,832)
Contract assets, ending	875,354	664,755
Piped Gas Distribution Service Concession [Member]
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	25,718
Transfers from intangible assets		19,471
Acquisitions	17,590	15,618
Transfers to intangible assets		(2,042)
Transfers to accounts receivable related to concession	(16,574)	(6,399)
Loss on disposal		(930)
Contract assets, ending	26,734	25,718
Power Transmission Concession [Member]
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	2,767,012
Transfers from accounts receivable related to concession		1,497,399
Transfers from accounts receivable related to concession - RBSE		635,292
Effect of acquisition of control of Costa Oeste and Marumbi		258,908
Transfers to electricity grid use charges - customers	(286,158)	(243,247)
Transfers to property, plant and equipment	(3,353)	(501)
Transfers from litigations	(313)	8,277
Business combinations effects	117,942
Realization of gains/losses in business combinations	282
Remuneration	368,514	268,904
Construction revenue	173,733	297,018
Construction income	42,707	44,962
Contract assets, ending	R$ 3,180,366	R$ 2,767,012